Related Party Transactions (Details) - Schedule of Interest Expense and Interest Payable - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Interest Expense and Interest Payable [Abstract]
Interest expense	$ 113,549	$ 96,587
Interest payable		$ 90,422